Cover	Nov. 29, 2024
Cover [Abstract]
Entity Registrant Name	CannaPharmaRX, Inc.
Entity Central Index Key	0001081938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 29, 2024
Entity Ex Transition Period	false
Entity File Number	333-251016
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-4635140
Entity Address Address Line 1	Suite 3600
Entity Address Address Line 2	888—3rd Street SW
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Postal Zip Code	T2P 5C5
City Area Code	949
Local Phone Number	652-6838
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CPMD
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	CA